Inventories Net (Details) - Schedule of Inventories, Net - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Inventories Net Abstract
Raw materials	$ 731	$ 751
Work in process	35	6
Finished goods	630	716
Total, Inventories, net	$ 1,396	$ 1,473